FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 2:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	March 1, 2015			November 30, 2014
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$26,444	$26,444	$—	$25,891	$25,891	$—
Forward foreign exchange contracts, net(3)	22,886	—	22,886	10,511	—	10,511

Total	$49,330	$26,444	$22,886	$36,402	$25,891	$10,511

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$9,671	$—	$9,671	$10,353	$—	$10,353

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value – including related accrued interest – and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	March 1, 2015		November 30, 2014
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$—	$—	$100,098	$100,098
4.25% Yen-denominated Eurobonds due 2016(1)	33,983	35,198	34,108	35,383
7.625% senior notes due 2020(1)	536,898	565,117	526,779	556,967
6.875% senior notes due 2022(1)	545,256	600,567	536,501	583,848
Short-term borrowings	33,923	33,923	31,742	31,742

Total	$1,150,060	$1,234,805	$1,229,228	$1,308,038

(1)	Fair values are estimated using Level 1 inputs and incorporate mid-market price quotes. Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

NOTE 4:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	November 30, 2014			November 24, 2013
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$25,891	$25,891	$—	$23,752	$23,752	$—
Forward foreign exchange contracts, net(3)	10,511	—	10,511	7,145	—	7,145

Total	$36,402	$25,891	$10,511	$30,897	$23,752	$7,145

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$10,353	$—	$10,353	$2,335	$—	$2,335

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value – including related accrued interest – and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	November 30, 2014		November 24, 2013
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$100,098	$100,098	$—	$—
4.25% Yen-denominated Eurobonds due 2016(1)	34,108	35,383	39,659	38,523
7.75% Euro senior notes due 2018(1)	—	—	405,304	432,098
7.625% senior notes due 2020(1)	526,779	556,967	526,112	577,956
6.875% senior notes due 2022(1)	536,501	583,848	537,447	588,275
Short-term borrowings	31,742	31,742	41,976	41,976

Total	$1,229,228	$1,308,038	$1,550,498	$1,678,828

(1)	Fair values are estimated using Level 1 inputs and incorporate mid-market price quotes. Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.